Related Party Transactions: Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Details
Professional Fees				$ 43,680			$ 178,460	$ 222,140	$ 129,078	$ 145,825
Compensation	$ 165,052	$ 80,052	$ 50,000		$ 435,156	$ 50,000	291,954	211,902	63,000	63,000
Stock Based Compensation		$ 203,512					$ 623,561	$ 420,049	$ 1,054,958	$ 2,190,152
Consulting Fees			20,000			127,622
Employee Benefits and Share-based Compensation	183,981		183,981		558,453	367,962
Related Party Tax Expense, Due to Affiliates, Current	$ 349,033		$ 253,981		$ 993,609	$ 545,584